UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Steven I. Koszalka

American Funds Emerging Markets Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Emerging Markets Bond FundSM
Investment portfolio
September 30, 2016
unaudited
Bonds, notes & other debt instruments 95.71% Bonds & notes of governments & government agencies outside the U.S. 89.79%	Principal amount (000)	Value (000)
Argentina (Central Bank of) 0.00% 2016	ARS1,655	$102
Argentina (Central Bank of) 0.00% 2016	460	28
Argentina (Central Bank of) 0.00% 2017	1,225	74
Argentina (Central Bank of) 0.00% 2017	610	37
Argentina (Central Bank of) 0.00% 2017	595	36
Argentine Republic 21.20% 2018	5,250	346
Argentine Republic 22.75% 2018	4,145	277
Argentine Republic 6.875% 2021[1]	$900	982
Argentine Republic 6.875% 2021	150	164
Argentine Republic 18.20% 2021	ARS4,180	272
Argentine Republic 8.75% 2024[2]	$350	407
Argentine Republic 7.50% 2026[1]	1,500	1,696
Argentine Republic 6.625% 2028[1]	200	212
Argentine Republic 0.00% 2035	600	65
Argentine Republic 7.625% 2046[1]	600	678
Armenia (Republic of) 7.15% 2025[1]	500	534
Brazil (Federative Republic of) 0.00% 2018	BRL1,000	253
Brazil (Federative Republic of) 10.00% 2018	2,000	602
Brazil (Federative Republic of) 17.622% 2023[3]	3,875	1,179
Brazil (Federative Republic of) 10.00% 2025	5,725	1,627
Brazil (Federative Republic of) 10.00% 2027	600	168
Brazil (Federative Republic of) 17.622% 2055[3]	1,937	613
Colombia (Republic of), Series UVL, 3.50% 2021[3]	COP1,123,552	400
Colombia (Republic of), Series B, 7.00% 2022	316,200	112
Colombia (Republic of), Series B, 7.50% 2026	2,241,400	809
Colombia (Republic of), Series B, 7.75% 2030	150,000	55
Cote d’Ivoire (Republic of) 5.375% 2024[1]	$300	303
Cote d’Ivoire (Republic of) 5.75% 2032[2]	297	293
Dominican Republic 7.50% 2021[2]	150	168
Dominican Republic 5.50% 2025	830	884
Dominican Republic 6.875% 2026[1]	200	232
Dominican Republic 6.85% 2045[1]	100	112
Egypt (Arab Republic of) 5.875% 2025	400	382
Ethiopia (Federal Democratic Republic of) 6.625% 2024[1]	550	544
Ghana Government Bond 23.00% 2017	GHS500	127
Ghana (Republic of) 24.00% 2019	105	27
Ghana Government Bond 21.00% 2020	590	140
Ghana (Republic of) 24.75% 2021	1,870	490
Ghana (Republic of) 7.875% 2023	$200	187
Ghana (Republic of) 8.125% 2026[1,2]	500	467
Honduras (Republic of) 8.75% 2020	200	230
Hungary 5.375% 2024	790	919
Hungary, Series A, 7.50% 2020	HUF125,700	566
Hungary, Series B, 5.50% 2025	110,900	492
India (Republic of) 8.60% 2028	INR160,000	2,679
Indonesia (Republic of) 4.875% 2021[1]	$450	496
Indonesia (Republic of) 5.875% 2024	300	355
American Funds Emerging Markets Bond Fund — Page 1 of 6

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 8.375% 2024	IDR7,000,000	$582
Indonesia (Republic of) 4.75% 2026	$200	224
Indonesia (Republic of), Series 69, 7.875% 2019	IDR3,100,000	246
Indonesia (Republic of), Series 72, 8.25% 2036	15,300,000	1,270
Iraq (Republic of) 5.80% 2028[2]	$250	204
Israel (State of) 5.50% 2042	ILS400	158
Jamaica 8.00% 2039[2]	$130	157
Jordan (Hashemite Kingdom of) 6.125% 2026	200	216
Kazakhstan (Republic of) 5.125% 2025	300	339
Kenya (Republic of) 6.875% 2024	1,000	985
Malaysia (Federation of), Series 0215, 3.795% 2022	MYR5,500	1,355
Malaysia (Federation of), Series 0310, 4.498% 2030	285	73
Malaysia (Federation of), Series 0615, 4.786% 2035	4,950	1,290
Morocco (Kingdom of) 4.25% 2022	$200	212
Pakistan (Islamic Republic of) 8.25% 2025	650	725
Paraguay (Republic of) 5.00% 2026[1]	550	597
Peru (Republic of) 6.95% 2031	PEN1,130	364
Philippines (Republic of the) 3.90% 2022	PHP10,000	207
Philippines (Republic of the) 6.25% 2036	20,000	483
Poland (Republic of), Series 0922, 5.75% 2022	PLN2,460	762
Poland (Republic of), Series 0725, 3.25% 2025	3,810	1,028
Poland (Republic of), Series 0726, 2.50% 2026	3,450	872
Russian Federation 7.50% 2021	RUB119,000	1,843
Russian Federation 7.00% 2023	67,400	1,017
Senegal (Republic of) 6.25% 2024	$225	234
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR33,045	2,340
South Africa (Republic of), Series R-214, 6.50% 2041	17,100	912
South Africa (Republic of), Series 2048, 8.75% 2048	2,600	177
Thailand (Kingdom of) 2.55% 2020	THB27,800	827
Trinidad & Tobago (Republic of) 4.50% 2026[1]	$200	207
Turkey (Republic of) 9.50% 2022	TRY1,000	338
Turkey (Republic of) 9.00% 2024	1,925	626
Turkey (Republic of) 8.00% 2025	3,000	918
Turkey (Republic of) 10.60% 2026	500	178
United Mexican States 3.625% 2022	$640	676
United Mexican States Government 10.925% 2022[3]	MXN500	136
United Mexican States 4.125% 2026	$525	566
United Mexican States 4.00% 2040[3]	MXN6,555	384
United Mexican States 4.60% 2046	$200	204
United Mexican States 4.35% 2047	400	395
United Mexican States, Series M, 6.50% 2021	MXN18,500	984
United Mexican States, Series M, 5.75% 2026	43,000	2,178
United Mexican States, Series M30, 10.00% 2036	3,500	252
Venezuela (Bolivarian Republic of) 12.75% 2022[2]	$55	36
Venezuela (Bolivarian Republic of) 8.25% 2024	140	69
Venezuela (Bolivarian Republic of) 7.65% 2025	60	29
Venezuela (Bolivarian Republic of) 11.75% 2026	100	60
Venezuela (Bolivarian Republic of) 9.25% 2027	225	123
Venezuela (Bolivarian Republic of) 9.25% 2028	30	16
Venezuela (Bolivarian Republic of) 11.95% 2031[2]	135	82
Venezuela (Bolivarian Republic of) 9.375% 2034	20	10
Venezuela (Bolivarian Republic of) 7.00% 2038	25	12
American Funds Emerging Markets Bond Fund — Page 2 of 6

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Zambia (Republic of) 5.375% 2022	$200	$177
Zambia (Republic of) 8.50% 2024	700	689
		50,865
Corporate bonds & notes 5.76% Energy 4.34%
Ecopetrol SA 5.375% 2026	275	287
Petrobras Global Finance Co. 5.875% 2022	€100	116
Petrobras Global Finance Co. 4.375% 2023	$175	157
Petrobras Global Finance Co. 6.25% 2024	25	25
Petrobras Global Finance Co. 6.85% 2115	300	255
Petróleos Mexicanos 6.375% 2021	150	164
Petróleos Mexicanos 7.19% 2024	MXN4,000	191
Petróleos Mexicanos 6.875% 2026	$450	508
Petróleos Mexicanos 5.50% 2044	50	44
Petróleos Mexicanos 5.625% 2046	375	329
YPF SA 8.50% 2025	350	385
		2,461
Telecommunication services 0.62%
Digicel Group Ltd. 7.125% 2022	450	349
Consumer discretionary 0.46%
VTR Finance BV 6.875% 2024[1]	250	259
Materials 0.34%
Vale Overseas Ltd. 6.875% 2036	95	93
Vale Overseas Ltd. 6.875% 2039	105	102
		195
Total corporate bonds & notes		3,264
U.S. Treasury bonds & notes 0.16% U.S. Treasury 0.16%
U.S. Treasury 0.50% 2016	90	90
Total U.S. Treasury bonds & notes		90
Total bonds, notes & other debt instruments (cost: $52,435,000)		54,219
Short-term securities 2.82%
BNP Paribas, New York Branch 0.27% due 10/3/2016	1,600	1,600
Total short-term securities (cost: $1,600,000)		1,600
Total investment securities 98.53% (cost: $54,035,000)		55,819
Other assets less liabilities 1.47%		833
Net assets 100.00%		$56,652
American Funds Emerging Markets Bond Fund — Page 3 of 6

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $2,406,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Thai baht	10/12/2016	UBS AG	THB6,926	$200	$—[4]
Sales:
Euros	10/24/2016	Citibank	$118	€105	$—[4]
Indian rupees	10/13/2016	Citibank	$151	INR10,050	—[4]
Indian rupees	10/17/2016	Bank of America, N.A.	$115	INR7,700	(1)
Indian rupees	11/10/2016	Citibank	$248	INR16,600	1
Israeli shekels	10/21/2016	HSBC Bank	$141	ILS530	(1)
South African rand	10/26/2016	Bank of America, N.A.	$99	ZAR1,350	1
South African rand	10/27/2016	Citibank	$369	ZAR5,300	(15)
South African rand	11/10/2016	Bank of America, N.A.	$400	ZAR5,500	3
					$(12)
Forward currency contracts — net					$(12)
Credit default swaps

The fund did not hold any credit default swaps as of September 30, 2016. The average month-end notional amount of credit default swaps while held was $50,000.
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,337,000, which represented 11.19% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Amount less than one thousand.
American Funds Emerging Markets Bond Fund — Page 4 of 6

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
American Funds Emerging Markets Bond Fund — Page 5 of 6

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2016, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,418
Gross unrealized depreciation on investment securities	(634)
Net unrealized appreciation on investment securities	1,784
Cost of investment securities	54,035

Key to abbreviations and symbols
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
GHS= Ghana Cedi
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
THB = Thai baht
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-114-1116O-S55993	American Funds Emerging Markets Bond Fund — Page 6 of 6

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: November 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2016